Consolidated statement of profit or loss - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of profit or loss
Sales revenue	$ 133,330,428	$ 143,189,602	$ 159,611,078
Cost of sales	(86,481,154)	(88,178,198)	(89,458,148)
Gross profit	46,849,274	55,011,404	70,152,930
Administrative expenses	(5,103,103)	(5,025,797)	(4,335,695)
Operations and project expenses	(5,647,651)	(5,702,162)	(4,743,628)
Impairment recovery (loss) of non-current assets	867,428	(2,098,333)	(287,999)
Other operating income (expense)	1,497,049	(426,131)	(555,855)
Operating income	38,462,997	41,758,981	60,229,753
Financial result
Finance income	1,747,801	2,320,969	1,317,145
Finance expenses	(10,319,316)	(10,384,065)	(8,027,252)
Foreign exchange gain (loss)	51,567	2,397,712	(124,650)
Financial results	(8,519,948)	(5,665,384)	(6,834,757)
Share of profits of associates and joint ventures	764,366	805,349	768,422
Profit before income tax expense	30,707,415	36,898,946	54,163,418
Income tax expense	(12,208,540)	(11,515,875)	(18,963,938)
Net profit for the year	18,498,875	25,383,071	35,199,480
Net profit attributable to:
Owners of parent	13,841,153	21,060,798	31,604,781
Non-controlling interest	4,657,722	4,322,273	3,594,699
Net profit for the year	$ 18,498,875	$ 25,383,071	$ 35,199,480
Basic earnings per share (Colombian pesos per share)	$ 336.6	$ 512.2	$ 768.7
Diluted earnings per share (Colombian pesos per share)	$ 336.6	$ 512.2	$ 768.7